IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Non Trading Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 859,801	$ 758,707
Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	308,052	253,936
Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	55,739	50,380
Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	37,476	33,364
Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	40,525	34,292
Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	24,137	22,175
Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	54,123	48,762
Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,628	16,597
Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,345	17,387
Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	238,400	223,962
Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	60,376	57,852
Drawn [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	510,341	461,963
Drawn [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	102,552	89,681
Drawn [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	44,552	36,829
Drawn [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	22,580	19,737
Drawn [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	31,534	26,991
Drawn [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,961	18,242
Drawn [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	39,067	34,723
Drawn [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	14,659	11,440
Drawn [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	9,131	8,185
Drawn [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	190,688	180,612
Drawn [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	35,617	35,523
Undrawn commitments [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	142,526	126,360
Undrawn commitments [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	21,741	19,457
Undrawn commitments [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,118	2,243
Undrawn commitments [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	13,490	12,258
Undrawn commitments [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	8,170	6,472
Undrawn commitments [member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	3,617	3,410
Undrawn commitments [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	12,666	11,207
Undrawn commitments [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	4,531	4,675
Undrawn commitments [member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10,410	7,706
Undrawn commitments [member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	47,586	43,223
Undrawn commitments [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	18,197	15,709
Over the counter derivatives [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,752	1,488
Over the counter derivatives [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,649	1,474
Over the counter derivatives [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1
Over the counter derivatives [member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	10	9
Over the counter derivatives [member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1
Over the counter derivatives [member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1	1
Over the counter derivatives [member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2	1
Over the counter derivatives [member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	88	3
Other off balance sheet items [Member]
Disclosure of credit risk exposure [line items]
Total exposure at default	19,687	19,083
Other off balance sheet items [Member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	5,016	4,137
Other off balance sheet items [Member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	667	682
Other off balance sheet items [Member] | Manufacturing sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,396	1,360
Other off balance sheet items [Member] | Real estate sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	820	829
Other off balance sheet items [Member] | Retail trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	559	523
Other off balance sheet items [Member] | Service industries sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	2,389	2,831
Other off balance sheet items [Member] | Wholesale trade sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	436	481
Other off balance sheet items [Member] | Oil and gas sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	1,804	1,496
Other off balance sheet items [Member] | Individual sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	126	127
Other off balance sheet items [Member] | Other sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	6,474	6,617
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	185,495	149,813
Repo style transactions [member] | Financial institutions [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	177,094	139,187
Repo style transactions [member] | Government sector [member]
Disclosure of credit risk exposure [line items]
Total exposure at default	$ 8,401	$ 10,626